Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and contingencies
Lessee Operating Lease Liability Aggregate Minimum Lease Payments

As of
December 31,
2021
RMB
Within one year	4,399
Total	4,399